Royalty, Stream and Working Interests (Tables)	6 Months Ended
Jun. 30, 2024
Royalty, Stream and Working Interests
Schedule of detailed information about royalty, stream and working interest, net

			Impairment
		Accumulated	(losses)
As at June 30, 2024	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,717.5	$(775.3)	$—	$942.2
Streams	4,774.3	(3,463.5)	—	1,310.8
Energy	2,084.5	(846.5)	—	1,238.0
Advanced	406.1	(46.6)	—	359.5
Exploration	198.8	(18.2)	—	180.6
	$9,181.2	$(5,150.1)	$—	$4,031.1
1.	Accumulated depletion includes impairment losses recognized prior to the six months ended June 30, 2024.
2.	Impairment (losses) reversals recognized in the six months ended June 30, 2024.

			Impairments
		Accumulated	(losses)
As at December 31, 2023	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,709.7	$(761.0)	$—	$948.7
Streams	4,763.6	(2,235.4)	(1,169.2)	1,359.0
Energy	1,976.0	(825.5)	(4.1)	1,146.4
Advanced	444.5	(48.5)	—	396.0
Exploration	194.7	(17.7)	—	177.0
	$9,088.5	$(3,888.1)	$(1,173.3)	$4,027.1

1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2023.
2.	Impairment (losses) reversals recognized in the year ended December 31, 2023 included the impairment related to Cobre Panama (refer to Note 23 (a)).

Schedule of detailed information about royalty, stream and working interest, net roll forward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2023	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5
Additions	37.7	250.2	22.2	99.3	110.2	519.6
Disposals	—	—	—	(3.3)	—	(3.3)
Transfers	71.3	—	—	(75.6)	4.3	—
Impairment losses	—	(1,169.2)	(4.1)	—	—	(1,173.3)
Depletion	(40.2)	(169.4)	(60.8)	(0.3)	—	(270.7)
Impact of foreign exchange	14.1	—	7.6	4.9	0.7	27.3
Balance at December 31, 2023	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1

Balance at January 1, 2024	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1
Additions	—	10.8	132.5	8.9	13.3	165.5
Disposals	(10.8)	—	—	—	—	(10.8)
Transfers	44.8	—	—	(36.5)	(8.3)	—
Depletion	(20.5)	(59.0)	(30.4)	—	—	(109.9)
Impact of foreign exchange	(20.0)	—	(10.5)	(8.9)	(1.4)	(40.8)
Balance at June 30, 2024	$942.2	$1,310.8	$1,238.0	$359.5	$180.6	$4,031.1